Cover	Aug. 04, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2021
Entity File Number	001-39532
Entity Registrant Name	ALPHA HEALTHCARE ACQUISITION CORP.
Entity Central Index Key	0001818382
Entity Tax Identification Number	85-1763759
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	494-3296
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, and one-half of one Redeemable Warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, and one-half of one Redeemable Warrant
Trading Symbol	AHACU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AHAC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A
Trading Symbol	AHACW
Security Exchange Name	NASDAQ